Stockholders' Equity - Summary of Changes in Common Stock (Detail)	12 Months Ended									1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 2005 Contingent Stock Plan [Member]	Dec. 31, 2012 2005 Contingent Stock Plan [Member]	Dec. 31, 2011 2005 Contingent Stock Plan [Member]	Dec. 31, 2013 2002 Directors Stock Plan [Member]	Dec. 31, 2012 2002 Directors Stock Plan [Member]	Dec. 31, 2011 2002 Directors Stock Plan [Member]	Feb. 28, 2011 2009 Two-year PSU Awards [Member]	Dec. 31, 2011 2009 Two-year PSU Awards [Member]	Feb. 29, 2012 2009 Three-year PSU Awards [Member]	Dec. 31, 2012 2009 Three-year PSU Awards [Member]	Feb. 28, 2013 2010 Three-year PSU Awards [Member]	Dec. 31, 2013 2010 Three-year PSU Awards [Member]	Dec. 31, 2013 Restricted Stock SLO Awards [Member]	Dec. 31, 2012 Restricted Stock SLO Awards [Member]	Dec. 31, 2011 Restricted Stock SLO Awards [Member]	Dec. 31, 2013 Restricted Stock SLO Awards [Member] 2005 Contingent Stock Plan [Member]	Dec. 31, 2012 Restricted Stock SLO Awards [Member] 2005 Contingent Stock Plan [Member]	Dec. 31, 2011 Restricted Stock SLO Awards [Member] 2005 Contingent Stock Plan [Member]	Dec. 31, 2013 Common Stock in Treasury [Member]	Dec. 31, 2012 Common Stock in Treasury [Member]	Dec. 31, 2011 Common Stock in Treasury [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, beginning of year	204,660,621	202,528,616	169,272,636
Shares issued as part of the consideration for the Diversey acquisition			31,699,946
Restricted stock shares issued for new awards under the 2005 Contingent Stock Plan				398,230	703,620	308,650				1,114,139	1,114,139	1,155,018	1,155,018	472,865	472,865
Shares granted and issued under the Directors Stock Plan							25,993	37,824	18,630
Restricted stock shares issued for SLO awards																51,321	135,343	24,515	21,505	3,788	6,080
Shares issued for vested restricted stock units	98,550	100,200	90,100
Number of shares issued, end of year	205,707,580	204,660,621	202,528,616
Number of shares held, beginning of year	10,102,952	10,466,431	9,967,129
Purchase of shares during the period
Profit sharing contribution partially paid in stock																						(857,754)	(930,089)
Restricted stock, withheld or forfeited																						263,710	566,610	499,302
Number of shares held, end of year	9,508,908	10,102,952	10,466,431